FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Financial Instruments at Fair Value [Table Text Block]
DECEMBER 31, 2013	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$241,327	$241,327	$241,327

DECEMBER 31, 2012	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$143,280	$143,280	$143,280